Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund)
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund)
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 12 and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 46 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund)	Class A		Class C		Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 14.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund)	Class A	Class C		Class I	Class R		Class Y
Management Fees	0.75%	0.75%		0.75%	0.75%		0.75%
Distribution (12b-1) Fees	0.25%	1.00%		none	0.50%		none
Other Expenses	0.30%	0.40%		0.13%	1.55%		0.33%
Total Annual Fund Operating Expenses	1.30%	2.15%		0.88%	2.80%		1.08%
Fee Waiver/Expense Reimbursement	none	(0.05%)	[1]	none	(1.15%)	[1]	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.30%	2.10%	[1]	0.88%	1.65%	[1]	1.02%	[1]
[1]	Victory Capital Management Inc., the Fund's investment adviser ("Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class C, Class R and Class Y shares do not exceed 2.10%, 1.65% and 1.02%, respectively, until at least February 28, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of: (a) any operating expense limits in effect at the time of the original waiver or expense reimbursement; or (b) at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	700	963	1,247	2,053
Class C	313	668	1,150	2,479
Class I	90	281	488	1,084
Class R	168	759	1,377	3,045
Class Y	104	338	590	1,312

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class C | USD ($)	213	668	1,150	2,479

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing primarily in U.S. equity securities of companies whose growth prospects appear to exceed those of the overall market. The issuers are typically listed on a nationally recognized exchange.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies. "Large cap companies" are companies that at the time of purchase, have market capitalizations within the range of companies comprising the Russell 1000® Growth Index. As of December 31, 2016, the Russell 1000® Growth Index included companies with approximate market capitalizations between $202 million and $617 billion. The size of companies in the index changes with market conditions and the composition of the index.

In making investment decisions for the Fund, the Adviser will invest the Fund's assets in stocks of approximately 25-35 companies that have exhibited faster-than-average earnings growth over the past few years and are expected to continue to show high levels of profit growth. The Adviser sells a stock when the fundamental characteristics deteriorate, relative valuation has become less favorable or when a better investment opportunity is identified, and reduces a position when it reaches a 10% position size limit.

The Fund may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts and Global Depositary Receipts (ADRs and GDRs).

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.
  Growth Investing Risk. Growth stocks may be more sensitive to changes in current or expected earnings than other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.
  Limited Portfolio Risk. To the extent the Fund invests its assets in a smaller number of issuers, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the average annual total returns for Class A, Class C, Class I, Class R and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Highest/lowest quarterly results during this time period were:
Highest	18.09% (quarter ended September 30, 2010)
Lowest	-24.34% (quarter ended December 31, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2016)
Average Annual Returns - Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund)	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A	(9.44%)	9.16%		5.16%
Class C	(5.12%)	9.59%		4.94%
Class I	(3.35%)	10.86%		7.46%	[1]	Mar. 01, 2011
Class R	(4.10%)	10.06%		5.41%
Class Y	(3.55%)	8.79%	[2]			Jan. 28, 2013
After Taxes on Distributions | Class A	(16.73%)	4.72%		2.98%
After Taxes on Distributions and Sale of Fund Shares | Class A	0.74%	7.34%		4.17%
Russell 1000® Growth Index Index returns reflect no deduction for fees, expenses, or taxes.	7.08%	14.50%		8.33%
[1]	Inception date for Class I shares is March 1, 2011.
[2]	Inception date for Class Y shares is January 28, 2013.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.